Accounts Receivable - Summary of Accounts Receivable (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Trade and other receivables [abstract]
Trade receivables from provisional concentrate sales, net of fair value adjustment	$ 783	$ 1,398
Other accounts receivables	6,092	1,796
Total accounts receivable	$ 6,875	$ 3,194